Liquidity, Going Concern and Management Plans (Details Narrative) (FaceBank Group, Inc. Pre-Merger) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Working capital deficit	$ (189,100)						$ (189,100)
Accumulated deficit	(458,632)						(458,632)		$ (56,123)
Net loss	$ (274,117)	$ (73,604)	$ (56,343)	$ (6,909)	$ (3,365)	$ (2,867)	$ (404,064)	$ (13,141)	(38,127)	$ (129,312)
FaceBank Group, Inc Pre-Merger [Member]
Cash			100
Working capital deficit			(31,400)						(49,600)
Accumulated deficit			(111,593)						(56,123)	(21,763)
Net loss			$ (56,343)			$ (2,867)			(38,127)	$ (13,092)
FaceBank Group, Inc Pre-Merger [Member] | Fubo Tv [Member]
Net loss									$ 173,700